Members Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Members' Equity [Abstract]
Members Equity

Note 14. Equity

Prior to the Reorganization and IPO, the Company’s outstanding equity consisted of Class A-1 Units and Class A-2 Units (collectively, “Class A Units”), Class B Units (incentive units), and Growth Participation Units and Value Creation Bonus Units (equivalent Class B Units) of Arcline Engineered Polymer Topco, L.P., Hawkeye TopCo, L.P., Connector TopCo, L.P., and Ovation TopCo, L.P.

Upon the completion of the Reorganization, as described in “Note 1. Organization and Nature of Operations,” the Company’s outstanding equity units were converted into Class A common stock and Class B common stock. As consideration for the Reorganization, the Company issued (i) 340,676,783 shares of Class B common stock, par value $0.01 (“Class B common stock”), and 23,082,950 shares of Class A common stock, par value $0.01 (“Class A common stock”), to the holders of Class A units and vested equity units of the Arxis Businesses and (ii) 10,547,575 restricted shares of, or restricted units with respect to, Class A common stock to holders of unvested equity units of the Arxis Businesses, which awards are subject to forfeiture conditions. In addition, the Company issued one share of convertible common stock to Arcline.

Class A, Class B, and Class C common stock have the same economic rights, including rights to dividends and distributions upon liquidation. Class B common stock is convertible into Class A common stock on a one-for-one basis at the option of the holder, and will automatically convert on a one-for-one basis upon the earliest to occur of (i) a transfer of such shares other than as permitted under the Company's amended and restated certificate of incorporation, (ii) such shares coming to be held by a person other than a permitted transferee, (iii) the approval of the holders of a majority of the outstanding Class B common stock, voting separately as a class, or (iv) the first business day after which the outstanding Class B common stock represents less than 10% of the total outstanding common stock and the Sponsor (together with its permitted transferees) beneficially owns less than 35% of the Class B common stock originally issued to the Sponsor in connection with the IPO, in each case as further described in the Company's amended and restated certificate of incorporation.

Class A common stockholders are entitled to one vote per share, Class B common stockholders are entitled to 20 votes per share, and Class C common stockholders are entitled to no votes per share.

Convertible Common Stock

In connection with the Reorganization, the Company issued one share of convertible common stock to Arcline pursuant to the Advisory and Consulting Agreement. The convertible common stock is convertible into shares of Class B common stock (or Class A common stock if no Class B common stock is outstanding at the time of such conversion) representing the product of (i) 1.25% of the Company’s fully diluted capital stock outstanding at the time of conversion multiplied by (ii) two times the value of one minus the quotient obtained by dividing the IPO price per share of $28.00 ("IPO Price") by the stock price per share at the time of conversion. The convertible common stock is convertible at the holder’s option from the fifth anniversary of the IPO (April 17, 2031) until the tenth anniversary of the IPO (April 17, 2036), provided that the price of Class A common stock must equal at least two times the IPO Price prior to conversion. If the trading price of Class A common stock has been less than 1.5 times the IPO Price for at least 75% of trading days during the twelve-month period ending immediately prior to the 11-year anniversary of the IPO (April 17, 2037), any outstanding convertible common stock will be automatically forfeited. If the convertible common stock is forfeited for any reason prior to the fifth anniversary of the IPO (April 17, 2031), including because Arcline ceases performing services under the Advisory and Consulting Agreement, no conversion will occur. After the 12-year anniversary of the IPO (April 17, 2038), the Company may, at the election of the disinterested directors at that time, redeem any outstanding convertible common stock for an amount of Class A common stock equal to the excess of three times the IPO Price, on an as-converted basis, regardless of whether any other conditions to conversion have been satisfied.

Prior to satisfaction of the conversion conditions above, the holder is entitled to vote, to consent, to receive dividends, if any, to receive notices as stockholders with respect to any meeting of stockholders and to exercise any rights whatsoever on an as-converted basis. See "Note 15. Share-Based Arrangements" for measurement and recognition under ASC 718.

In connection with the issuance of the convertible common stock, the Company entered into the Convertible-Related Tax Receivable Agreement whereby the Company will pay Arcline 85% of the cash tax savings realized by the Company with respect to the compensation deduction resulting from the transfer of the convertible common stock in respect of the services to be provided under the Advisory and Consulting Agreement and the related election under Section 83(b) of the Internal Revenue Code. As of June 30, 2026, the Company accrued $13,277 related to this arrangement.

Note 16. Members’ Equity

As of December 31, 2025 and 2024, the Company’s outstanding units consist of Class A-1 Units and Class A-2 Units (collectively, “Class A Units”), Class B Units (incentive units), and Growth Participation Units and Value Creation Bonus Units (equivalent Class B Units) of Arcline Engineered Polymer Topco, L.P., Hawkeye TopCo, L.P., Connector TopCo, L.P., and Ovation TopCo, L.P. Class A Units are considered preferred units and have one vote per unit. In the event of distributions, liquidation, dissolution or winding up of the Company, the holders of Class A Units have preference to any distribution over the holders of any other units whereby the Class A Unit holders are entitled to receive an amount equal to their original investments.

As of December 31, 2025 and 2024, there were 270,876,675 and 270,377,934 Class A Units outstanding, respectively.

The Company has authorized 30,082,753 Class B Units for issuance under its share-based arrangements, as defined below. As of December 31, 2025 and 2024, 23,726,763 and 20,836,039 Class B Units, respectively, have been awarded under the Company’s share-based arrangements.

Share-Based Arrangements

Management Equity Plans

Arcline Engineered Polymer Topco, L.P., Hawkeye TopCo, L.P., Connector TopCo, L.P., and Ovation TopCo, L.P. established Management Equity Plans (the “ME Plans”) under which the Board of Directors of each entity’s plan had the authority to grant Management Incentive Units (“MIUs”). The ME Plans were established to provide the participants incentive compensation via an equity award of Class B Units. The awards are intended to be “profits interests” under IRS regulations.

Once vested, each MIU provides the holder with a right to share in the distribution preferences of the Company once the Class A Unit holders have received cumulative distributions greater than a predetermined participation threshold. Certain MIUs are subject to time vesting, ratably over a defined term (the “time-based vesting MIUs”). The remaining MIUs vest only upon the occurrence of a liquidity event and the Company’s investors realizing a return based upon a multiple of their original investment (the “performance-based vesting MIUs”). For these MIUs, in order to be eligible for distributions both time and performance vesting conditions must be met.

The MIUs have been accounted for as an equity award under ASC 718. Compensation cost is recognized over the service condition period for the time-vesting tranche or when it is probable that the performance conditions will be met for the performance-vesting tranche.

The following table summarizes the MIU activity:

	Units	Weighted- average grant date fair value
Unvested MIUs outstanding as of December 31, 2024	11,954,575	$2.20
Granted	3,049,909	15.45
Vested	(2,138,122)	4.23
Forfeited	(1,035,494)	2.84
Unvested MIUs outstanding as of December 31, 2025	11,830,868	$5.19

The weighted average grant date fair value of MIUs granted during the years ended December 31, 2024 and 2023, was $2.09 and $2.40, respectively. The total fair value of MIUs vested during the years ended December 31, 2025, 2024, and 2023, was $9,045, $3,030, and $1,137, respectively.

The range of key assumptions used in the determination of the grant date fair value for the MIUs issued were as follows:

Year Ended December 31,
	2025	2024	2023
Expected annual dividend	—	—	—
Expected volatility rate	30.0% - 33.0%	25.8% - 55.0%	26.0% - 50.0%
Risk-free rate of return	3.6% - 4.0%	2.7% - 4.7%	4.1% - 4.9%
Expected term (years)	0.3 - 1.2	2.0 - 5.0	2.0 - 5.0
Discount for lack of marketability	4.0% - 8.0%	27.4% - 31.8%	N/A

The risk-free interest rates used are based upon U.S. treasury rates and yield curves. Expected volatility is based upon historical volatility for publicly traded companies in the same industry sector as the Company. Expected term represents the period of time that MIUs are expected to be outstanding.

On October 1, 2025, the Company modified certain equity interests previously granted to an executive upon their departure from the Company. The modified terms included changes to vesting conditions, as well as the addition of a Company call option to repurchase vested units for a fixed price of $10,000 which triggered the application of modification accounting under ASC 718 and resulted in the recognition of $9,555 of incremental compensation cost. As a result of the modification, the affected awards were reclassified from equity to liability and compensation expense and the related liability was adjusted to reflect the $10,000 fixed liability on the modification date of October 1, 2025.

As of December 31, 2025, there was approximately $20,479 of unrecognized compensation expense related to non-vested time-based vesting MIUs expected to vest, which is expected to be recognized over a weighted-average period of 1.5 years. As of December 31, 2025, there was approximately $35,414 of total unrecognized compensation expense related to non-vested performance-based vesting MIUs.

Growth Participation Plans

Arcline Engineered Polymer Topco, L.P., Hawkeye TopCo, L.P., Connector TopCo, L.P., and Ovation TopCo, L.P. established the Growth Participation Plans (the “GP Plans”) under which the Board of Directors of each had the authority to grant Growth Participation Units (“GPUs”) to employees. The GPUs expire on the earlier of the employee’s termination or the tenth anniversary of the grant date. Ten GPUs are equivalent to one Class B Unit. Each GPU provides the holder with a right to receive cash distributions upon a liquidity event once the Class A Unit holders have received cumulative distributions equal to or greater than two times their original capital contributions. The GPUs have been accounted for as a liability award under ASC 718. Compensation cost is only recognized when it is probable that the vesting conditions will be met. No compensation expense has been recognized for the years ended December 31, 2025, 2024, and 2023.

The following table summarizes the GPU activity:

	Units	Weighted average grant date fair value
Unvested GPUs outstanding as of December 31, 2024	36,411,500	$0.29
Granted	22,496,050	2.16
Vested	—	—
Forfeited	(4,223,000)	0.31
Unvested GPUs outstanding as of December 31, 2025	54,684,550	$1.05

The weighted average grant date fair value GPUs granted during the years ended December 31, 2024 and 2023, was $0.42 and $0.80, respectively. No GPUs vested during the years ended December 31, 2024 and 2023, respectively.

The range of key assumptions used in the determination of the grant date fair value for the GPUs issued were as follows:

	Year Ended December 31,
	2025	2024	2023
Expected annual dividend	—	—	—
Expected volatility rate	30.0% - 33.0%	25.8% - 55.0%	26.0%
Risk-free rate of return	3.6% - 4.0%	2.7% - 4.3%	4.1%
Expected term (years)	0.3 - 1.2	4.5 - 5.0	5.0
Discount for lack of marketability	4.0% - 8.0%	27.4% - 31.8%	N/A

The risk-free interest rates used are based upon U.S. Treasury rates and yield curves. Expected volatility is based upon historical volatility for publicly traded companies in the same industry sector as the Company. Expected term represents the period of time that GPUs are expected to be outstanding.

The unrecognized compensation expense related to the GPUs as of December 31, 2025 was $194,418.

Value Creation Bonus Plan

Ovation TopCo, L.P. established the Value Creation Bonus (“VCB”) Plan (the “VCB Plan”) under which the Board of Directors had the authority to grant VCB units to employees. The VCB units expire on the earlier of the employee’s termination, sale of Ovation TopCo, L.P. or the tenth anniversary of the grant date. Each VCB unit provides the holder with a right to receive cash payment upon an approved sale of Ovation TopCo, L.P. as if the employee was a Class B Unit holder. The VCB units have been accounted for as a liability award under ASC 718. Compensation cost is only recognized when it is probable that the vesting conditions will be met. No compensation expense has been recognized for the years ended December 31, 2025, 2024, or 2023.

The following table summarizes the VCB unit activity:

	Units	Weighted- average grant date fair value
Unvested VCB units outstanding as of December 31, 2024	274,473	$2.10
Granted	129,832	18.38
Vested	—	—
Forfeited	(52,086)	2.10
Unvested VCB units outstanding as of December 31, 2025	352,219	$8.10

The weighted average grant date fair value of VCB units granted during the year ended December 31, 2024 was $2.10. No VCB units vested during the year ended December 31, 2024. There were no VCB units granted prior to 2024.

For the range of key assumptions used in the determination of the grant date fair value of VCB units issued, refer to the range of key assumptions disclosed above for the MIUs and GPUs.

The unrecognized compensation expense related to the VCB units as of December 31, 2025 was $12,152.